NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 3— NOTES PAYABLE

See Footnote 1 for the potential exchange of Series C Preferred stock to settle certain notes payable liabilities in connection with the Offering.

Non-Convertible Notes Payable

20% Cash Payment Notes

During the years ended December 31, 2022 and December 31, 2021, the Company issued eighteen non-convertible notes payable to individuals for a total face value of $2,076,158. The notes were due within 60 days from the dates of issuance, were interest free, with a 20% cash payment on the principal amount of the note and were unsecured. During the years ended December 31, 2024 and 2023, the Company repaid or refinanced cumulative principal of $1,283,521 and $156,000, respectively. The balance of the non-convertible notes payable as of June 30, 2025 and December 31, 2024 was $2,995,137 and 2,607,636 respectively.

PPP Loans

In 2020, the Company and its two subsidiaries received Paycheck Protection Plan (“PPP”) loans under the Cares Act totaling $1,386,580. The PPP loans were expected to be forgiven by the U.S. Small Business Association (“SBA”) and as such, were not made eligible for any distributions under the amended joint Plan of Reorganization which was approved on February 23, 2021(the “Plan”). The Plan further required the Company to file proper forgiveness applications with the SBA no later than February 19, 2021. The Company successfully filed for and received forgiveness confirmation for one of the PPP loans for $103,618 plus interest. The remaining two PPP loans forgiveness applications were not properly completed and filed. The Company reinitiated the two forgiveness applications with the SBA and expects the remaining loans to be forgiven in full. As of December 31, 2024, the Company had a total of PPP loans payable of $471,300 including accrued interest. The Company received confirmation from the SBA of full forgiveness of the final PPP loan for $471,300 on April 24, 2025.

Other Non-Convertible Notes

As of September 30, 2025 and December 31, 2024, there were $2,293,963 and $2,239,019, respectively, of Other Non-Convertible Notes. The Notes have fixed interest rates that range up to 18%. As of September 30, 2025, the Notes include $2,142,105 due to the Company’s Chief Executive Officer and $151,858 due to the Company’s prior Chief Financial Officer. The Notes due to the Chief Executive Officer and prior Chief Financial Officer relate to deferred compensation, payments to third party service provides, and other normal course of business items. As of December 31, 2024, the Notes include $1,626,983 due to the Company’s Chief Executive Officer, $151,858 due to the Company’s prior Chief Financial Officer, and $460,178 due to multiple unrelated parties. The Notes due to the Chief Executive Officer and prior Chief Financial Officer relate to deferred compensation, payments to third party service provides, and other normal course of business items.

Non-convertible notes payable as of September 30, 2025 and December 31, 2024 are comprised of the following:

	September 30, 2025	December 31, 2024
20% Cash Payment Notes	$3,376,387	$2,607,636
PPP Loans Payable	-	471,300
Other Non-Convertible Notes	2,293,963	2,239,019
Less current portion	(5,670,350)	(4,846,655)
Long term portion	$-	$471,300

Fees and discounts are deferred and amortized over the life of the non-convertible note payable. During the nine months ended September 30, 2025 and 2024, the Company recognized a total of $583,736 and $0, respectively, from the amortization of original issuance debt discounts. The outstanding balance of debt discount as of September 30, 2025 and December 31, 2024 was $8,507 and $214,812 respectively.

Convertible Notes Payable

10% OID Senior Secured Convertible Notes

The Company entered into Security Purchase Agreements with lenders for the sale of 10% original issue discount senior secured promissory notes (“10% Notes”) and warrants to purchase shares of the Company’s common stock equal to 50% of the face value. The 10% Notes accrue interest at 10% per annum payable quarterly, are convertible into shares of the Company’s common stock at the option of the holder at any time. The conversion price in effect on the conversion date shall be equal to: the lesser of 75% of the price per share of Common Stock paid by other investors for a majority of the Common Stock issued in the qualified financing (as defined under the 10% Notes) or seventy five cents ($0.75), subject to adjustment therein.

The 10% Notes have full ratchet and anti-dilution provisions, a principal adjustment provision upon default, providing for a principal increase to 110% at maturity if unpaid, 120% at Nine months if unpaid and 130% at 12 months if unpaid. The 10% Notes were due March 31, 2022 and to date, all default provisions have been waived. The amounts due under the 10% Secured Convertible Notes are secured by assets of the Company pursuant to a security agreement.

Warrants to purchase shares of the Company’s common stock have a five-year term, are exercisable upon the completion of a “Qualified Financing” at a cash exercise price equal to the lower of 93.75% of the per share price of Company’s common stock sold to third-party investors in that Qualified Financing, or $0.75 per share, subject to adjustment. The value of the warrants was recorded as debt discounts that are being amortized to interest expense over the life of the notes.

At September 30, 2025 and December 31, 2024, the balance of 10% notes was $5,973,000 and $5,973,000, original issuance discounts were $0 and $0, discounts from warrants were $0 and $0, discounts from deferred finance costs were $0 and $0 respectively.

35% OID Super Priority Senior Secured Convertible Notes

The Company entered into Security Purchase Agreements with lenders for the sale of 35% original issue discount senior secured promissory notes (“35% Notes”), warrants to purchase shares of the Company’s common and shares of the Company’s common stock as incentives. The 35% Notes have a 35% original issuance discount being amortized to interest expense through maturity, are non-interest bearing, are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event and are prepayable by the Company at any time at a premium of 120% of the outstanding balance. Upon the occurrence of default, the holder shall have the right, at the holder’s option, to convert the 35% Note in whole or in part, including any outstanding principal amount, interest and any fees and any and all other outstanding amounts owing thereon, in each case, at the lower of 1) 75% of average of the two lowest closing prices of the Company’s common stock during the fifteen (15) consecutive trading days ending on the trading day immediately prior to the applicable conversion; or 2) a 25% discount to lowest share price sold by the Company based on any subsequent financings with other investors.

Warrants to purchase shares of the Company’s common stock warrants have a five-year term, are exercisable upon the completion of a Qualified Financing at a cash exercise price equal to 93.75% of the per share price of the Company’s common stock sold to third-party investors in a Qualified Financing.

At September 30, 2025 and December 31, 2024, the balance of 35% notes was $5,600,462 and $5,600,462, original issuance discounts were $0 and $0, discounts from warrants were $0 and $0, discounts from deferred finance costs were $0 and $0 and discounts from incentive shares were $0 and $0, respectively.

The original issuance discount, deferred financing costs and the relative fair value of the warrants and incentive shares are being amortized to interest expense through maturity. During the nine months ended September 30, 2025 and 2024, the Company recognized $0 and $0 in interest expense from the amortization of original issuance discounts, $0 and $0 in interest expense from the amortization of debt discounts from warrants and $0 and $0 in amortization of incentive shares, respectively.

20% OID Unsecured Convertible Notes Payable

The Company entered into Security Purchase Agreements with lenders for the sale of 20% original issue discount promissory notes (“20% Notes”), warrants to purchase shares of the Company’s common stock with a five-year term, exercisable at any time at the option of the holder at a cash exercise price equal to 85% of the per share price of Company’s common stock sold to third-party investors in a qualified financing and incentive shares of the Company’s common stock. The 20% Notes accrue interest at 10% per annum, principal and interest are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event.

The holder shall have the right to convert the principal amount of the 20% Note and any accrued interest into Common Stock (i) on a qualified financing at a price equal to 85% of the qualified offering price; or (i) otherwise at a conversion price equal to: a 10% discount to the VWAP for the five days preceding the date of conversion subject to a maximum price of $1.00, subject to adjustment therein. The 20% OID Notes are not convertible into shares of Series C Preferred Stock of the Company.

At September 30, 2025 and December 31, 2024, the balance of 20% Notes was $2,427,500.

The original issuance discount, relative fair value of the warrants and incentive shares are being amortized to interest expense through maturity. During the nine months ended September 30, 2025, the Company recognized $0 in interest expense from the amortization of original issuance discounts of the 20% Notes and $0 in amortization of incentive shares and $0 in accrued interest on the 20% Notes. During the nine months ended September 30, 2025, the Company recognized $8,250 in interest expense from the amortization of original issuance discounts of the 20% Notes and $1,803 in amortization of incentive shares and $1,727 in accrued interest on the 20% Notes.

Convertible notes payable as of September 30, 2025 and December 31, 2024 were comprised of the following:

	September 30, 2025	December 31, 2024
10% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at $0.75 per share	$5,973,000	$5,973,000
Amount 35% OID Super Priority Senior Convertible Notes Payable, due in 2 years from date of issuance, interest at 35%, secured by assets, convertible upon qualifying financing	5,600,462	5,600,462
20% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at max $1.00 per share	2,427,500	2,427,500
Total	14,000,962	14,000,962
Less: unamortized discounts	(251,809)	(214,812)
Total	$13,749,153	$13,786,150
Less current portion	(13,749,153)	(13,786,150)
Long-term portion	$-	$-

NOTE 5— NOTES PAYABLE

See Footnote 1 for the potential exchange of Series C Preferred stock to settle certain notes payable liabilities in connection with the Offering.

Non-Convertible Notes Payable

20% Cash Payment Notes

During the years ended December 31, 2022 and December 31, 2021, the Company issued eighteen non-convertible notes payable to individuals for a total face value of $2,076,158. The notes were due within 60 days from the dates of issuance, were interest free, with a 20% cash payment on the principal amount of the note and were unsecured. During the years ended December 31, 2024 and 2023, the Company repaid or refinanced cumulative principal of $1,283,521 and $156,000, respectively. The balance of the non-convertible notes payable as of December 31, 2024 and 2023 is $2,607,636 and $792,637, respectively.

PPP Loans

In 2020, the Company and its two subsidiaries received Paycheck Protection Plan (“PPP”) loans under the Cares Act totaling $1,386,580. The PPP loans were expected to be forgiven by the U.S. Small Business Association (“SBA”) and as such, were not made eligible for any distributions under the amended joint Plan of Reorganization which was approved on February 23, 2021(the “Plan”). The Plan further required the Company to file proper forgiveness applications with the SBA no later than February 19, 2021. The Company successfully filed for and received forgiveness confirmation for one of the PPP loans for $103,618 plus interest. The remaining two PPP loans forgiveness applications were not properly completed and filed. During the year ended December 31, 2024 the Company received forgiveness for one PPP loan for $812,324. The Company has reinitiated forgiveness applications with the SBA and expects the remaining loans to be forgiven in full. As of December 31, 2024 and December 31, 2023, the Company had a total of PPP loans payable of $471,300 and $1,283,624, respectively, including accrued interest.

Other Non-Convertible Notes

As of December 31, 2024 and December 31, 2023, there were $2,239,019 and $1,960,276, respectively, of Other Non-Convertible Notes. The Notes have fixed interest rates that range up to 18%. At December 31, 2024, the Notes include $1,626,983 due to the Company’s Chief Executive Officer, $151,858 due to the Company’s prior Chief Financial Officer, and $460,178 due to multiple unrelated parties. The Notes due to the Chief Executive Officer and prior Chief Financial Officer relate to deferred compensation, payments to third party service provides, and other normal course of business items. At December 31, 2023, the Notes include $1,350,623 due to the Company’s Chief Executive Officer, $157,298 due the Company’s prior Chief Financial Officer, and $246,220 due to multiple unrelated parties. The Notes due to the Chief Executive Officer and prior Chief Financial Officer relate to deferred compensation, payments to third party service provides, and other normal course of business items.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024

Non-convertible notes payable as of December 31, 2024 and 2023 are comprised of the following:

	December 31,	December 31,
	2024	2023
20% Cash Payment Notes	$2,607,636	$2,909,119
PPP Loans Payable	471,300	1,283,624
Other Non-Convertible Notes	2,239,019	1,960,276
Less current portion	(4,846,655)	(2,909,119)
Long term portion	$471,300	$1,283,624

Fees and discounts are deferred and amortized over the life of the non-convertible note payable. During the years ended December 31, 2024 and 2023, the Company recognized a total of $0 and $2,135,500, respectively, from the amortization of original issuance debt discounts. The outstanding balance of debt discount at December 31, 2024 and 2023 was $214,812 and $0, respectively.

Convertible Notes Payable

10% OID Senior Secured Convertible Notes

The Company entered into Security Purchase Agreements with lenders for the sale of 10% original issue discount senior secured promissory notes (“10% Notes”) and warrants to purchase shares of the Company’s common stock equal to 50% of the face value. The 10% Notes accrue interest at 10% per annum payable quarterly, are convertible into shares of the Company’s common stock at the option of the holder at any time. The conversion price in effect on the conversion date  shall be equal to: the lesser of 75% of the price per share of Common Stock paid by other investors for a majority of the Common Stock issued in the qualified financing (as defined under the 10% Notes) or seventy five cents ($0.75), subject to adjustment therein.

The 10% Notes have full ratchet and anti-dilution provisions, a principal adjustment provision upon default, providing for a principal increase to 110% at maturity if unpaid, 120% at Nine months if unpaid and 130% at 12 months if unpaid. The 10% Notes were due March 31, 2022 and to date, all default provisions have been waived. The amounts due under the 10% Secured Convertible Notes are secured by assets of the Company pursuant to a security agreement.

 Warrants to purchase shares of the Company’s common stock have a five-year term, are exercisable upon the completion of a “Qualified Financing” at a cash exercise price equal to the lower of 93.75% of the per share price of Company’s common stock sold to third-party investors in that Qualified Financing, or $0.75 per share, subject to adjustment. The value of the warrants was recorded as debt discounts that are being amortized to interest expense over the life of the notes.

At December 31, 2024 and 2023, the balance of 10% notes was $5,973,000 and $5,973,000, original issuance discounts were $0 and $0, discounts from warrants were $0 and $0, discounts from deferred finance costs were $0 and $0, and accrued interest was $2,536,309 and $828,527, respectively. During the years ended December 31, 2024 and 2023, the Company recognized $0 and $0 in interest expense from the amortization of original issuance discounts, $0 and $0 in interest expense from the amortization of debt discounts from warrants, $0 and $0 from the amortization of deferred finance costs, and $1,048,304 and $660,764 in accrued interest, respectively.

35% OID Super Priority Senior Secured Convertible Notes

The Company entered into Security Purchase Agreements with lenders for the sale of 35% original issue discount senior secured promissory notes (“35% Notes”), warrants to purchase shares of the Company’s common and shares of the Company’s common stock as incentives. The 35% Notes have a 35% original issuance discount being amortized to interest expense through maturity, are non-interest bearing, are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event and are prepayable by the Company at any time at a premium of 120% of the outstanding balance. Upon the occurrence of default, the holder shall have the right, at the holder’s option, to convert the 35% Note in whole or in part, including any outstanding principal amount, interest and any fees and any and all other outstanding amounts owing thereon, in each case, at the lower of 1) 75% of average of the two lowest closing prices of the Company’s common stock during the fifteen (15) consecutive trading days ending on the trading day immediately prior to the applicable conversion; or 2) a 25% discount to lowest share price sold by the Company based on any subsequent financings with other investors.

During the year ended December 31, 2023, the Company issued 35% Notes with a face value of $538,462, original issuance discounts of $188,462 and $70,000 of deferred financing costs for cash of $280,000, refinancing of 10% notes of $0. The holders received 269,231 warrants to purchase the Company’s common stock and 100,000 shares of the Company’s common stock during the year ended December 31, 2023.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024

Warrants to purchase shares of the Company’s common stock warrants have a five-year term, are exercisable upon the completion of a Qualified Financing at a cash exercise price equal to 93.75% of the per share price of the Company’s common stock sold to third-party investors in a Qualified Financing.

At December 31, 2024 and 2023, the balance of 35% notes was $5,600,462 and $5,600,462, original issuance discounts were $0 and $0, discounts from warrants were $0 and $0, discounts from deferred finance costs were $0 and $0 and discounts from incentive shares were $0 and $0, respectively.

The original issuance discount, deferred financing costs and the relative fair value of the warrants and incentive shares are being amortized to interest expense through maturity. During the years ended December 31, 2024 and 2023, the Company recognized $0 and $224,025 in interest expense from the amortization of original issuance discounts, $0 and $1,672 in interest expense from the amortization of debt discounts from warrants, $0 and $0 from the amortization of deferred finance costs, and $0 and $48,774 in amortization of incentive shares, respectively.

20% OID Unsecured Convertible Notes Payable

The Company entered into Security Purchase Agreements with lenders for the sale of 20% original issue discount promissory notes (“20% Notes”), warrants to purchase shares of the Company’s common stock with a five-year term, exercisable at any time at the option of the holder at a cash exercise price equal to 85% of the per share price of Company’s common stock sold to third-party investors in a qualified financing and incentive shares of the Company’s common stock. The 20% Notes accrue interest at 10% per annum, principal and interest are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event.

The holder shall have the right to convert the principal amount of the 20% Note and any accrued interest into Common Stock (i) on a qualified financing at a price equal to 85% of the qualified offering price; or (i) otherwise at a conversion price equal to: a 10% discount to the VWAP for the five days preceding the date of conversion subject to a maximum price of $1.00, subject to adjustment therein.

The 20% OID Notes are not convertible into shares of Series C Preferred Stock of the Company.

During the year ended December 31, 2024, the Company issued 20% Notes with a face value of $2,427,500 and original issuance discounts of $434,375 for cash of $1,993,125. The holders received warrants to purchase 1,967,875 shares of the Company’s common stock and 5,134,375 incentive shares of the Company’s common stock. At December 31, 2024 and 2023, the balance of 20% Notes was $2,427,500 and $468,250. Accrued interest totaled $211,274 and $1,727 at December 31, 2024 and 2023, respectively.

The original issuance discount, relative fair value of the warrants and incentive shares are being amortized to interest expense through maturity. During the year ended December 31, 2024, the Company recognized $0 in interest expense from the amortization of original issuance discounts of the 20% Notes and $0 in amortization of incentive shares and $209,502 in accrued interest on the 20% Notes. During the year ended December 31, 2023, the Company recognized $8,250 in interest expense from the amortization of original issuance discounts of the 20% Notes and $1,803 in amortization of incentive shares and $1,727 in accrued interest on the 20% Notes.

Convertible notes payable as of December 31, 2024 and 2023 are comprised of the following:

	December 31, 2024	December 31, 2023
10% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at $0.75 per share	$5,973,000	$5,973,000
Amount 35% OID Super Priority Senior Convertible Notes Payable, due in 2 years from date of issuance, interest at 35%, secured by assets, convertible upon qualifying financing	5,600,462	5,600,462
20% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at max $1.00 per share	2,427,500	468,250
Total	14,000,962	12,041,712
Less: unamortized discounts	(214,812)	-
Total	$13,786,150	$12,041,712
Less current portion	(13,786,150)	(12,041,712)
Long-term portion	$-	$-

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024

As a result of the issuance of the above convertible debt, the Company incurred approximately $527,051 in fees and commissions as well as $3,002,702 in original issuance discounts. Fees and discounts are deferred and amortized over the life of the related convertible note. During the years ended December 31, 2024 and 2023, the Company recognized a total of $85,000 and $281,712, respectively, from the amortization of original issuance debt discounts. The outstanding balance of debt discount at December 31, 2024 and 2023 was $0 and $85,000, respectively.